UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-PX

                      ANNUAL REPORT OF PROXY VOTING RECORD
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER:       811-4474

NAME OF REGISTRANT:                       VANGUARD CALIFORNIA TAX-FREE FUNDS

ADDRESS OF REGISTRANT:                    PO BOX 2600, VALLEY FORGE, PA 19482

NAME AND ADDRESS OF AGENT FOR SERVICE:    ANNE E. ROBINSON
                                          PO BOX 876
                                          VALLEY FORGE, PA 19482

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (610) 669-1000

DATE OF FISCAL YEAR END:                  NOVEMBER 30

DATE OF REPORTING PERIOD:                 JULY 1, 2020 - JUNE 30, 2021

******************************* FORM N-Px REPORT *******************************
ICA File Number: 81104474A
Reporting Period: 07/01/2020 - 06/30/2021
VANGUARD CALIFORNIA TAX-FREE FUNDS

Each investment advisor's votes cast are shown separately below. Sections without an investment advisor listed reflect votes cast at the discretion of the Fund. The votes reported do not reflect any votes cast pursuant to a regulatory requirement.




============ VANGUARD CALIFORNIA INTERMEDIATE-TERM TAX-EXEMPT FUND =============


NUVEEN CALIFORNIA AMT-FREE QUALITY MUNICIPAL INCOME FUND

Ticker:       NKX            Security ID:  670651405
Meeting Date: NOV 16, 2020   Meeting Type: Annual
Record Date:  SEP 18, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director John K. Nelson           For       For          Management
1.2   Elect Director Terence J. Toth          For       For          Management
1.3   Elect Director Robert L. Young          For       For          Management
1.4   Elect Director William C. Hunter        For       For          Management
1.5   Elect Director Albin F. Moschner        For       For          Management


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NUVEEN CALIFORNIA AMT-FREE QUALITY MUNICIPAL INCOME FUND

Ticker:       NKX            Security ID:  670651603
Meeting Date: NOV 16, 2020   Meeting Type: Annual
Record Date:  SEP 18, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director John K. Nelson           For       For          Management
1.2   Elect Director Terence J. Toth          For       For          Management
1.3   Elect Director Robert L. Young          For       For          Management
1.4   Elect Director William C. Hunter        For       For          Management
1.5   Elect Director Albin F. Moschner        For       For          Management


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NUVEEN CALIFORNIA AMT-FREE QUALITY MUNICIPAL INCOME FUND

Ticker:       NKX            Security ID:  670651876
Meeting Date: NOV 16, 2020   Meeting Type: Annual
Record Date:  SEP 18, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director John K. Nelson           For       For          Management
1.2   Elect Director Terence J. Toth          For       For          Management
1.3   Elect Director Robert L. Young          For       For          Management
1.4   Elect Director William C. Hunter        For       For          Management
1.5   Elect Director Albin F. Moschner        For       For          Management

========== END NPX REPORT

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CALIFORNIA TAX-FREE FUNDS

By:   /s/Mortimer J. Buckley
         Mortimer J. Buckley*
         Chief Executive Officer, President, and Trustee

Date: August 24, 2021
*By:  /s/Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on October 23, 2020, see File Number 2-52698. Incorporated by Reference.